Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Schedule of future minimum lease commitments under non-cancelable operating lease agreements

As of June 30, 2022, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2022 (remaining)	3,885
2023	6,532
2024	5,341
2025	5,127
Thereafter	—
Total	20,885

As of December 31, 2021, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2022	10,642
2023	9,145
2024	7,585
2025	5,057
2026	222
Thereafter	—
Total	32,651